UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – November 30, 2013

Item 1: Reports to Shareholders

Annual Report | November 30, 2013
Vanguard New York Tax-Exempt Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	64
Glossary.	66

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2013
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market
Fund	0.01%	0.02%	0.01%	0.00%	0.01%
New York Tax-Exempt Money Market Funds
Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	3.09%	5.99%	3.27%	-7.65%	-4.38%
Admiral™ Shares	3.17	6.14	3.34	-7.65	-4.31
Barclays NY Municipal Bond Index					-3.06
New York Municipal Debt Funds Average					-6.39

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2012, Through November 30, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard New York Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	$12.03	$11.11	$0.397	$0.000
Admiral Shares	12.03	11.11	0.406	0.000

Chairman’s Letter

Dear Shareholder,

The 12 months ended November 30, 2013, marked a difficult period for the nation’s municipal bond market, mainly because of a slump from May through August. The Barclays Municipal Bond Index returned about –6% through that stretch before reversing course, and it ended the fiscal year with a return of –3.51%.

The fixed income markets for both taxable and tax-exempt bonds were roiled over the summer by investors’ concerns about whether the Federal Reserve would begin tapering its stimulative bond-buying program. Detroit’s bankruptcy filing in July further rattled muni investors, even though the city’s long-standing financial challenges were widely known. Although that market turbulence subsided, fresh coverage of Puerto Rico’s financial struggles added another layer of unease.

As the fiscal year drew to a close, investors’ concerns about future Fed actions flared again, and municipal bond prices dipped as yields rose. Shortly after the fiscal year closed, the Fed said its tapering would begin in January 2014.

Against this backdrop, Vanguard New York Long-Term Tax-Exempt Fund returned –4.38% for Investor Shares and –4.31% for Admiral Shares. The fund’s return lagged the –3.06% return of its benchmark, the Barclays New York Municipal Bond Index, but outpaced the average –6.39% return of its peers. Interest income from the funds’ diversified portfolios cushioned a large portion of the decline in bond prices.

Because bond yields and prices move in opposite directions, the fund’s 30-day SEC yield for Investor Shares rose from 1.70% as of November 30, 2012, to 3.35% at the end of August before sliding to 3.09% as of November 30, 2013.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but Vanguard New York Tax-Exempt Money Market Fund did.

In another matter, we announced in early November that Robert F. Auwaerter, principal and head of Vanguard Fixed Income Group, intends to retire in March 2014. Later in this letter, I’ll have more to say about Bob’s important contributions to Vanguard during his 32-year career, and I’ll introduce his successor, Gregory Davis.

Bond prices fell as yields rose over the period’s second half
The broad U.S. taxable bond market returned –1.61% for the fiscal year. The yield of the 10-year Treasury note closed at 2.74%, up from 1.61% at the end of November 2012. International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –2.93%.

The bond market’s downturn, coupled with an upswing in stocks during the period, provides an occasion for investors to review their portfolio’s asset allocation. In a powerful stock market rally, a portfolio’s mix of stocks and bonds can drift away from its target allocation, as Fran Kinniry,

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2013
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-1.61%	3.09%	5.33%
Barclays Municipal Bond Index (Broad tax-exempt market)	-3.51	4.23	6.26
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.07	0.10

Stocks
Russell 1000 Index (Large-caps)	30.96%	17.78%	18.33%
Russell 2000 Index (Small-caps)	40.99	17.89	20.97
Russell 3000 Index (Broad U.S. market)	31.71	17.78	18.54
MSCI All Country World Index ex USA (International)	18.24	7.50	13.87

CPI
Consumer Price Index	1.24%	2.13%	1.87%

a principal in our Investment Strategy Group, recently reminded clients in an article on our website. “Buying stocks now may actually run counter to what many prudent investors should be doing,” he noted. “If you have an equity-heavy portfolio, you will most likely need to direct new cash flows to bond mutual funds, or sell stock mutual funds to maintain your target asset allocation.”

Despite jolts, U.S. stocks notched an impressive 12-month gain
U.S. stocks powered to a return of about 32% for the 12 months ended November 30, despite a few bumps along the way.

Uncertainty surrounding Fed policy contributed to market declines in June and August. But stocks bounced back in

September when, to the surprise of some investors, the Fed announced it had no immediate plans to scale back its bond-buying. By mid-December, the Fed said it would step back its program in January. Corporate profit growth, though not robust, was generally solid during the fiscal year.

International stocks returned about 18% in aggregate. While the developed markets of Europe and the Pacific region performed well, gains were modest for emerging-market stocks.

Advisor’s strategy helped dampen rising rates’ impact on the funds
Anticipating an eventual rise in yields and accompanying decline in prices after the extremely low interest rates of recent years, Vanguard Fixed Income Group, advisor to our national and state municipal bond funds,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.16%	—	0.24%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	0.99

The fund expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2013, the funds’ expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.12%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2012. The expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds.

shortened the funds’ duration relative to its benchmark. Duration gauges the sensitivity of bond prices to rate changes, and shorter durations (measured in months and years) mitigate price declines when rates rise.

The advisor also favored bonds whose other features made them less susceptible to the effects of rising rates. And compared with some previous periods, the funds maintained higher levels of reserves, consisting of high-quality bonds (as determined by independent credit-rating agencies) that could be sold easily to meet shareholder redemptions.

As I mentioned, the Long-Term Fund surpassed the average return of its peers. Our competitors generally favored longer durations, and their operating costs, paid directly from returns, were noticeably higher, as you can see in the table on page 4. They also typically held fewer reserves and more bonds of lower liquidity, which can have higher yields but can be tough to sell during turbulent periods.

In addition to buying long-term bonds to stimulate the economy, the Fed has maintained a target for short-term interest rates at 0%–0.25% since 2008. As you know, this has severely limited the returns of savings accounts and money market funds, including the New York Tax-Exempt Money Market Fund; it returned 0.01% for the fiscal year.

Over a decade, both funds did well versus their peers
For the ten years ended November 30, 2013, the Long-Term and Money Market Funds performed well compared with their

Total Returns
Ten Years Ended November 30, 2013
Average
Annual Return
New York Tax-Exempt Money Market Fund	1.29%
New York Tax-Exempt Money Market Funds Average	1.03
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

New York Long-Term Tax-Exempt Fund Investor Shares	3.83%
Barclays NY Municipal Bond Index	4.35
New York Municipal Debt Funds Average	3.44
New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

peer groups, our most important measure of their relative success. The Long-Term Fund trailed its benchmark index.

The results are primarily due to the skill of our portfolio managers, traders, and credit analysts. They also reflect the advantage

Muni yields exceed Treasury yields: What does it mean?

At times over the 12 months ended November 30, 10-year municipal bonds nationwide yielded substantially more than their Treasury counterparts, even before factoring in munis’ tax-favored status. This reversal of what had been the historical relationship between Treasuries and munis has occurred often in recent years. The turmoil started with the 2008–2009 financial crisis and continued amid dire headlines about state and local finances.

Through June, July, and August, a time when investor concerns mounted over Detroit’s bankruptcy filing and the financial health of Puerto Rico, 10-year municipal yields averaged
31 basis points, or about 12%, more than 10-year Treasuries. By the end of November, the gap had closed significantly, but 10-year muni yields were still averaging about 8 basis points, or 3%, more. Over the past decade, however, muni yields have averaged 5% less than their
Treasury equivalents.

We believe investors shouldn’t be unduly swayed by this turnabout. Will it vanish if they chase it? Or do investors now perceive muni bonds to be riskier? Rather than speculate, we believe investors should carefully evaluate the role of tax-exempt bonds in a diversified portfolio. For any investor, the proportion of muni holdings (if any) should be based on long-term goals, risk tolerance, and tax considerations—not on what may be transient yield trends.

10-year municipal bond yields have topped their Treasury counterparts that Vanguard’s low-cost philosophy can create. A lower-cost fund can steer clear of higher-risk assets because it has no need to offset the drain of high expenses.

Bob Auwaerter’s retirement marks the end of a remarkable era
In mid-September 2008, about two weeks after I succeeded Jack Brennan as Vanguard’s chief executive officer, Lehman Brothers went bankrupt, igniting the nation’s worst financial crisis in 70 years. It was, to put it mildly, an extremely challenging time. Through it all, I was able to depend on Bob Auwaerter’s strong command of the Fixed Income Group, which persevered under these treacherous conditions. Although that was a difficult period for Vanguard and the industry, it was far from the only time I was grateful to have Bob at the helm of our bond group.

Bob, who joined Vanguard in 1981, was an original member of the three-person Fixed Income Group, headed by Ian MacKinnon. Over the years, he held various leadership roles in the department, and he eventually succeeded Ian as its head in 2003. He earned a reputation at Vanguard and within the industry as an extremely dedicated, honest, and insightful decision-maker and leader.

The Fixed Income Group that Bob helped start had total assets of about $1.3 billion in seven funds. He tracked his positions in the two funds he managed then on index cards stored in a small metal box. Thirty-two years later, the 120-person group oversees $750 billion, which represents nearly one-third of Vanguard’s assets under management.

On behalf of our clients, I thank Bob for more than three decades of exemplary service and wish him the best in his retirement.

We’re fortunate that Greg Davis will become the head of the Fixed Income Group. Greg currently serves as chief investment officer for the Asia Pacific region and as a director of Vanguard Investments Australia. He joined Vanguard in 1999 and had been head of bond indexing and a senior portfolio manager in the Fixed Income Group. Greg is an eminently qualified successor and has a strong commitment to the Vanguard way of investing. I couldn’t be more confident in his ability to lead the Fixed Income Group and its deep and talented team.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 9, 2013

Advisor’s Report

For the fiscal year ended November 30, 2013, Vanguard New York Tax-Exempt Money Market Fund returned 0.01%, compared with the average return of 0.0% for peer-group funds. Vanguard New York Long-Term Tax-Exempt Fund returned –4.38% for Investor Shares and –4.31% for Admiral Shares. The Long-Term Fund’s returns lagged the –3.06% return of the Barclays New York Municipal Bond Index, the fund’s benchmark, but outpaced the –6.39% average return of its peers.

The investment environment
Some uncertainty is natural in the financial markets, but during the fiscal year, conditions were unsettled more than usual. This was largely because of fiscal battles in Washington—debate over the debt ceiling, the “fiscal cliff” showdown over scheduled tax increases and spending cuts, the partial government shutdown—and anticipation of what the Federal Reserve might do next.

The focus on Fed policy intensified in May. With the unemployment rate declining (it fell from 7.8% to 7.0% over the period), housing markets improving, and equity markets soaring, the Fed openly contemplated reducing its aggressive bond-buying program, which is aimed at lowering long-term interest rates. But the Fed’s suggestion that it might “taper” its purchases surprised the bond markets. The result was a broad decline in bond prices over the summer, which increased yields, steepened the yield curve (the gap between shorter- and longer-term yields), and widened credit spreads (reflecting yield premiums over the highest-quality bonds).

Shortly after the close of the fiscal year, the Fed announced that it had decided to reduce its bond-buying program by the end of 2014 through a series of small reductions, starting in January. The Fed made clear that it wasn’t considering any

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2012	2013
2 years	0.30%	0.33%
5 years	0.64	1.16
10 years	1.47	2.65
30 years	2.47	4.10
Source: Vanguard.

changes in another part of its monetary policy, in which it has maintained a target of 0% to 0.25% for short-term interest rates, until the jobless rate falls “well below” 6.5%. This policy continued to keep the return of the New York Tax-Exempt Money Market Fund near zero.

During the summer, low-credit-quality bonds in general slightly outperformed higher-quality bonds. Among the obvious exceptions were Detroit and Puerto Rico bonds. Detroit became the largest city to file for bankruptcy. Puerto Rico’s long-standing and well-known financial problems were publicized in mainstream news reports. Well before, the New York Long-Term Tax-Exempt Fund had begun reducing its small holdings of Puerto Rico securities (as did our other state funds). These securities had been eliminated from the fund as of the fiscal year-end. The money market fund held no Puerto Rico securities.

Like many states, New York has been recovering from the Great Recession. Its jobless rate slid steadily over the fiscal year from 8.2% at the start of the period to 7.4% as of November 30. (The jobless rate had been 4.7% on the eve of the recession, and had risen to a high of 8.9%.) And the state has been showing fiscal discipline in its spending and budgetary decisions, adopting its fiscal-year budget on time for the past three years. These were among the points recognized by Moody’s, the credit-rating agency, when it changed the outlook for Empire State general obligation bonds from “stable” to “positive.”

In New York City, the spotlight will be on the incoming administration of Mayor-elect Bill de Blasio, which will replace Mayor Michael Bloomberg’s 12-year-old administration on January 1, 2014. Among the uncertainties for both the city and the state is what impact the “Volcker Rule,” which aims to limit risky trades by banks, will have on tax revenues from the important financial services industry.

The volume of new issues of New York bonds for the calendar year through November 30 amounted to $31 billion, 32% lower than a year earlier. (Nationally, the decline was 14%.) This reflected, among other things, postrecession caution and rising interest rates, which have made it less attractive to issue refunding bonds. These bonds replace higher-interest debt with lower-cost debt.

Among the bond fund’s purchases during the fiscal year were new issues of the New York City Transitional Financial Authority, a quasi-independent agency that sells bonds on behalf of the city to fund repairs of public buildings and roads, among other infrastructure needs. The fund also purchased New York State bonds backed by sales taxes, a new program.

Management of the funds
During the fiscal year, many investors switched from longer-maturity to shorter-maturity bonds, which can be less volatile when interest rates rise. Shorter-maturity bonds were top performers. Compared with its benchmark index, however, the New York bond fund was underweighted in bonds with maturities of less than ten years.

Entering 2013, our strategy focused on structuring the bond portfolio to benefit from rising interest rates. Relative to our benchmark we shortened duration (a measure of how sensitive bond prices are to changes in interest rates), favored bonds with features that are structured to provide some defense against rising rates, added floating-rate bonds, and increased our allocation to A-rated securities because of their combination of good credit quality and higher yields.

We also maintained above-average levels of liquidity by holding bonds that we can sell easily without affecting the core positioning of the fund. This allows us to have “dry powder” available to buy bonds that the market has undervalued, especially during volatile periods.

Positive contributors to the bond fund’s performance compared with our peers were our short-duration position, defensive structures, deemphasis of Puerto Rico bonds, and good security selection.

A look ahead
We expect economic growth to approach 3% in 2014 and the national and New York State unemployment rates to keep falling. But federal-level fiscal uncertainties will continue into 2014, and we wouldn’t be surprised if talk of tax reform, a subject that can include municipal bonds, resurfaced after dying down during the year. The gradual reduction in the Federal Reserve’s bond-buying program that will begin in January should allow the Fed to bring the program to a close by the end of 2014.

As tapering starts, and if economic growth picks up, we expect that interest rates will move modestly higher and lower-credit-quality bonds will outperform. We plan to continue our defensive position for rising rates, maintain our overweight allocation to A-rated bonds, and maintain higher levels of liquidity to take advantage of attractive opportunities if volatility increases in the municipal market. As usual, our experienced team will continue to seek outperformance by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal,
Portfolio Manager

Adam M. Ferguson, CFA,
Portfolio Manager

Justin A. Schwartz, CFA,
Portfolio Manager

Vanguard Fixed Income Group

December 18, 2013

New York Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2013

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	32 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2013, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2013, the expense ratio was 0.12%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2003, Through November 30, 2013
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended November 30, 2013
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Tax-Exempt Money Market
Fund	0.01%	0.11%	1.29%	$11,367
New York Tax-Exempt Money Market
Funds Average	0.00	0.06	1.03	11,080

New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2003, Through November 30, 2013
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2004	1.03%	0.58%
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
7-day SEC yield (11/30/2013): 0.01%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.02%	0.19%	1.30%

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
New York (100.2%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland
Suites LLC Project) VRDO	0.050%	12/6/13 LOC	10,985	10,985
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.050%	12/6/13 LOC	13,250	13,250
Bayport-Blue Point NY Union Free School
District TAN	1.000%	6/26/14	10,500	10,547
1 BlackRock Muni New York Intermediate
Duration Fund VRDP VRDO	0.140%	12/6/13 LOC	7,000	7,000
1 BlackRock MuniHoldings New York
Quality Fund, Inc. VRDP VRDO	0.270%	12/6/13 LOC	65,000	65,000
1 BlackRock New York Municipal Income
Quality Trust Fund VRDP VRDO	0.140%	12/6/13 LOC	10,000	10,000
1 BlackRock New York Municipal Income
Trust Fund II VRDP VRDO	0.140%	12/6/13 LOC	16,800	16,800
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.060%	12/6/13 LOC	4,600	4,600
Columbia County NY Industrial Development
Agency Civic Facility Revenue
(Columbia Memorial Hospital Project) VRDO	0.060%	12/6/13 LOC	4,580	4,580
Commack NY Union Free School District TAN	1.000%	6/26/14	28,000	28,130
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.060%	12/6/13 LOC	3,980	3,980
Eastchester NY Union Free School District TAN	0.750%	2/27/14	13,000	13,017
Erie County NY Fiscal Stability Authority BAN	1.000%	7/31/14	29,720	29,868
Erie County NY Industrial Development Agency
School Facility Revenue	5.625%	5/1/14 (Prere.)	25,000	25,566
Erie County NY Industrial Development Agency
School Facility Revenue	5.750%	5/1/14 (Prere.)	13,120	13,423
Erie County NY Industrial Development Agency
School Facility Revenue	5.750%	5/1/14 (Prere.)	14,720	15,060

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City
School District Project)	5.750%	5/1/14 (Prere.)	9,620	9,842
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.060%	12/6/13	17,350	17,350
Franklin County NY Civic Development Corp.
Revenue VRDO	0.060%	12/6/13 LOC	4,400	4,400
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.060%	12/6/13 LOC	5,545	5,545
Half Hollow Hills NY Central School District TAN	0.750%	6/26/14	21,750	21,821
Hauppauge NY Union Free School District TAN	1.250%	6/27/14	11,500	11,570
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.050%	12/6/13 LOC	30,200	30,200
Long Island NY Power Authority Electric System
Revenue VRDO	0.050%	12/2/13 LOC	20,200	20,200
Massapequa NY Union Free School District TAN	1.500%	6/20/14	6,000	6,041
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Monroe Community College) VRDO	0.060%	12/6/13 LOC	8,705	8,705
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Nazareth College) VRDO	0.070%	12/6/13 LOC	5,955	5,955
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	12/6/13	38,400	38,400
New York City NY GO VRDO	0.050%	12/2/13	5,820	5,820
New York City NY GO VRDO	0.050%	12/2/13 LOC	4,900	4,900
New York City NY GO VRDO	0.050%	12/2/13	5,225	5,225
New York City NY GO VRDO	0.050%	12/2/13	8,200	8,200
New York City NY GO VRDO	0.050%	12/2/13	5,900	5,900
New York City NY GO VRDO	0.050%	12/2/13 LOC	16,300	16,300
New York City NY GO VRDO	0.050%	12/2/13	7,550	7,550
New York City NY GO VRDO	0.050%	12/2/13 LOC	2,770	2,770
New York City NY GO VRDO	0.050%	12/2/13 LOC	1,450	1,450
New York City NY GO VRDO	0.040%	12/6/13 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.050%	12/6/13 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.200%	6/27/14	7,500	7,500
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	12/2/13	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.110%	12/6/13	5,160	5,160
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.110%	12/6/13	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(461 Dean Street) VRDO	0.030%	12/6/13 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(89 Murray Street Development) VRDO	0.050%	12/6/13 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development)VRDO	0.060%	12/6/13 LOC	10,000	10,000

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue
	(Markham Gardens Apartments) VRDO	0.060%	12/6/13 LOC	6,800	6,800
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(100 Jane Street) VRDO	0.060%	12/6/13 LOC	11,850	11,850
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(2 Gold Street) VRDO	0.050%	12/6/13	19,100	19,100
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(90 West Street) VRDO	0.050%	12/6/13 LOC	2,500	2,500
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(Atlantic Court Apartments) VRDO	0.050%	12/6/13 LOC	48,100	48,100
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(Ocean Gate Development) VRDO	0.070%	12/6/13 LOC	8,445	8,445
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(One Columbus Place Development) VRDO	0.050%	12/6/13 LOC	22,000	22,000
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(Rivereast Apartments) VRDO	0.060%	12/6/13 LOC	20,000	20,000
	New York City NY Housing Development Corp.
	Revenue PUT	0.200%	6/27/14	6,440	6,440
	New York City NY Industrial Development Agency
	Civic Facility Revenue (Mercy College Project)
	VRDO	0.050%	12/6/13 LOC	11,005	11,005
	New York City NY Industrial Development Agency
	Civic Facility Revenue (MSMC Realty Corp.
	Project) VRDO	0.040%	12/6/13 LOC	2,790	2,790
	New York City NY Industrial Development Agency
	Civic Facility Revenue (New York Congregational
	Nursing Center Project) VRDO	0.060%	12/6/13 LOC	9,125	9,125
	New York City NY Industrial Development Agency
	Civic Facility Revenue (New York Law School)
	VRDO	0.040%	12/6/13 LOC	14,390	14,390
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue CP	0.140%	1/16/14	22,500	22,500
1	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB PUT	0.370%	12/6/13	17,850	17,850
1	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB VRDO	0.050%	12/6/13	18,000	18,000
1	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB VRDO	0.050%	12/6/13	15,000	15,000
1	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB VRDO	0.050%	12/6/13	10,000	10,000
1	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB VRDO	0.060%	12/6/13	15,885	15,885

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	12/6/13	7,695	7,695
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	12/6/13	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	8,825	8,825
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	12/2/13	17,000	17,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	12/6/13	34,600	34,600
1 New York City NY Sales Tax Asset
Receivable Corp. Revenue TOB VRDO	0.050%	12/6/13	10,000	10,000
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/14	3,525	3,546
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.050%	12/6/13 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.050%	12/6/13	15,210	15,210
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	12/6/13	24,100	24,100
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	12/6/13	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	12/6/13	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.070%	12/6/13	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.070%	12/6/13	9,995	9,995
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.030%	12/6/13	10,965	10,965
New York City NY Transitional Finance Authority
Revenue VRDO	0.050%	12/2/13	8,200	8,200
New York City NY Transitional Finance Authority
Revenue VRDO	0.050%	12/2/13	6,300	6,300
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.060%	12/6/13 LOC	7,665	7,665
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.040%	12/6/13 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.050%	12/6/13	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.050%	12/6/13	59,460	59,460
New York GO TOB VRDO	0.050%	12/6/13	3,270	3,270
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.060%	12/6/13 LOC	20,000	20,000

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York Liberty Development Corp. Revenue
	PUT	0.230%	6/19/14	44,200	44,200
	New York Liberty Development Corp. Revenue
	PUT	0.230%	6/19/14	29,500	29,500
1	New York Metropolitan Transportation Authority
	Revenue (Dedicated Petroleum Tax) TOB VRDO	0.050%	12/6/13 (13)	3,100	3,100
1	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) TOB VRDO	0.050%	12/6/13 LOC	6,980	6,980
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) VRDO	0.030%	12/6/13 LOC	19,800	19,800
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) VRDO	0.040%	12/6/13 LOC	23,640	23,640
1	New York Metropolitan Transportation Authority
	Revenue (Service Contract) TOB VRDO	0.060%	12/6/13	4,495	4,495
	New York Metropolitan Transportation Authority
	Revenue CP	0.130%	1/7/14 LOC	15,625	15,625
1	New York Metropolitan Transportation Authority
	Revenue TOB VRDO	0.060%	12/6/13 (13)	2,000	2,000
1	New York Metropolitan Transportation Authority
	Revenue TOB VRDO	0.060%	12/6/13 (13)	7,000	7,000
	New York State Dormitory Authority Revenue
	(Blythedale Children’s Hospital) VRDO	0.050%	12/6/13 LOC	9,500	9,500
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group) VRDO	0.060%	12/6/13 LOC	2,270	2,270
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group) VRDO	0.060%	12/6/13 LOC	3,790	3,790
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group) VRDO	0.060%	12/6/13 LOC	13,400	13,400
	New York State Dormitory Authority Revenue
	(Catholic Health System Obligated Group) VRDO	0.060%	12/6/13 LOC	6,130	6,130
	New York State Dormitory Authority Revenue
	(Columbia University) CP	0.100%	3/6/14	12,800	12,800
1	New York State Dormitory Authority Revenue
	(Columbia University) TOB VRDO	0.050%	12/6/13	9,260	9,260
	New York State Dormitory Authority Revenue
	(Columbia University) VRDO	0.030%	12/6/13	40,150	40,150
	New York State Dormitory Authority Revenue
	(Cornell University) CP	0.130%	3/4/14	6,500	6,500
1	New York State Dormitory Authority Revenue
	(Cornell University) TOB PUT	0.180%	2/13/14	12,700	12,700
	New York State Dormitory Authority Revenue
	(Cornell University) VRDO	0.060%	12/6/13	2,675	2,675
[1,2]	New York State Dormitory Authority Revenue
	(Fordham University) TOB VRDO	0.070%	12/6/13 (13)	5,000	5,000
	New York State Dormitory Authority Revenue
	(Le Moyne College) VRDO	0.050%	12/6/13 LOC	4,270	4,270
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	0.060%	12/6/13	7,860	7,860
1	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities Improvement)
	TOB VRDO	0.110%	12/6/13	15,785	15,785
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities Improvement)
	VRDO	0.040%	12/6/13 LOC	2,035	2,035

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.040%	12/6/13 LOC	66,315	66,315
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.040%	12/6/13 LOC	8,465	8,465
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.030%	12/6/13 LOC	12,725	12,725
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.030%	12/6/13 LOC	9,000	9,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.500%	3/15/14	1,000	1,009
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	9,035	9,159
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	12/6/13	6,000	6,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.030%	12/6/13	16,900	16,900
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	12/6/13	3,800	3,800
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.040%	12/6/13 LOC	28,600	28,600
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.050%	12/6/13 LOC	10,180	10,180
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.050%	12/6/13 LOC	8,400	8,400
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.050%	12/6/13	3,815	3,815
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.060%	12/6/13	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.060%	12/6/13	3,645	3,645
New York State GO	4.000%	12/15/13	6,200	6,209
New York State GO	3.000%	2/1/14	25,000	25,118
New York State GO	5.000%	2/15/14	1,300	1,313
New York State Housing Finance Agency Housing
Revenue (10 Liberty Street) VRDO	0.040%	12/6/13 LOC	15,020	15,020
New York State Housing Finance Agency Housing
Revenue (20 River Terrace Housing) VRDO	0.050%	12/6/13 LOC	11,000	11,000
New York State Housing Finance Agency Housing
Revenue (320 West 38th Street) VRDO	0.040%	12/6/13 LOC	4,500	4,500
New York State Housing Finance Agency Housing
Revenue (Avalon Bowery Place I) VRDO	0.040%	12/6/13 LOC	9,000	9,000
New York State Housing Finance Agency Housing
Revenue (Avalon Chrystie Place I) VRDO	0.070%	12/6/13 LOC	7,000	7,000
New York State Housing Finance Agency Housing
Revenue (Clinton Park Phase II) VRDO	0.060%	12/6/13 LOC	20,000	20,000
New York State Housing Finance Agency Housing
Revenue (East 84th Street) VRDO	0.050%	12/6/13 LOC	20,800	20,800
New York State Housing Finance Agency Housing
Revenue (McCarthy Manor Apartments) VRDO	0.070%	12/6/13 LOC	6,800	6,800
New York State Housing Finance Agency Housing
Revenue (Saville) VRDO	0.050%	12/6/13 LOC	45,000	45,000
New York State Housing Finance Agency Revenue
(8 East 102nd Street) VRDO	0.040%	12/6/13 LOC	10,000	10,000

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York State Housing Finance Agency Revenue
	(Clinton Park) VRDO	0.050%	12/6/13 LOC	10,000	10,000
	New York State Housing Finance Agency Revenue
	(Dock Street Rental LLC) VRDO	0.050%	12/6/13 LOC	20,000	20,000
	New York State Housing Finance Agency Revenue
	(Personal Income Tax) VRDO	0.060%	12/6/13	19,400	19,400
	New York State Local Government Assistance
	Corp. Revenue VRDO	0.040%	12/6/13	16,000	16,000
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.060%	12/2/13	6,200	6,200
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.060%	12/2/13	9,950	9,950
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.060%	12/2/13	15,400	15,400
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.070%	12/2/13	1,680	1,680
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.050%	12/6/13	5,000	5,000
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.060%	12/6/13	12,295	12,295
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.070%	12/6/13	8,500	8,500
	New York State Power Authority Revenue CP	0.110%	12/4/13	11,130	11,130
	New York State Power Authority Revenue CP	0.100%	12/17/13	4,620	4,620
	New York State Power Authority Revenue CP	0.100%	12/19/13	6,730	6,730
	New York State Power Authority Revenue PUT	0.150%	3/3/14	22,600	22,600
	New York State Thruway Authority Personal
	Income Tax Revenue	4.000%	3/15/14	1,675	1,693
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	12/15/14	10,000	10,501
1	New York State Urban Development Corp.
	Revenue (Personal Income Tax) TOB VRDO	0.060%	12/6/13	7,500	7,500
1	New York State Urban Development Corp.
	Revenue (Personal Income Tax) TOB VRDO	0.070%	12/6/13	12,455	12,455
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.030%	12/6/13 LOC	9,700	9,700
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.030%	12/6/13 LOC	24,000	24,000
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.050%	12/6/13	19,070	19,070
1	Nuveen New York AMT-Free Municipal
	Income Fund VRDP VRDO	0.110%	12/6/13 LOC	31,000	31,000
1	Nuveen New York AMT-Free Municipal
	Income Fund VRDP VRDO	0.110%	12/6/13 LOC	36,500	36,500
1	Nuveen New York AMT-Free Municipal
	Income Fund VRDP VRDO	0.110%	12/6/13 LOC	20,000	20,000
	Onondaga County NY Industrial Development
	Agency Civic Facility Revenue
	(Crouse Health Hospital Inc. Project) VRDO	0.070%	12/6/13 LOC	5,415	5,415
	Onondaga County NY Industrial Development
	Agency Civic Facility Revenue (Crouse Health
	Hospital Inc. Project) VRDO	0.070%	12/6/13 LOC	7,940	7,940
	Onondaga County NY Industrial Development
	Agency Civic Facility Revenue (Syracuse Home
	Association Project) VRDO	0.060%	12/6/13 LOC	5,830	5,830

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oyster Bay - East Norwich NY Central School
District TAN	1.500%	6/20/14	5,000	5,034
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	12/6/13	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	12/6/13	3,495	3,495
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	12/6/13	8,000	8,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.100%	12/6/13	6,500	6,500
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (St. Anthony’s High School)
VRDO	0.040%	12/6/13 LOC	9,500	9,500
Three Village NY Central School District TAN	1.250%	6/26/14	26,000	26,155
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)
VRDO	0.030%	12/6/13	3,340	3,340
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)
VRDO	0.030%	12/6/13	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.050%	12/6/13 LOC	25,760	25,760
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.060%	12/6/13 LOC	17,500	17,500
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	12/6/13	10,025	10,025
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	12/6/13	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	12/6/13	4,950	4,950
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.080%	12/6/13	9,500	9,500
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/2/13 LOC	13,960	13,960
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/2/13 LOC	5,745	5,745
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/2/13 LOC	6,600	6,600
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/2/13 LOC	29,640	29,640
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/2/13 LOC	11,430	11,430
				2,489,047
Total Tax-Exempt Municipal Bonds (Cost $2,489,047)				2,489,047

New York Tax-Exempt Money Market Fund

Market
Value
($000)
Other Assets and Liabilities (-0.2%)
Other Assets	10,433
Liabilities	(16,137)
(5,704)
Net Assets (100%)
Applicable to 2,483,148,258 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,483,343
Net Asset Value Per Share	$1.00

At November 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,483,343
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Net Assets	2,483,343

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $597,965,000, representing 24.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2013.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2013
($000)
Investment Income
Income
Interest	3,376
Total Income	3,376
Expenses
The Vanguard Group—Note B
Investment Advisory Services	645
Management and Administrative	2,708
Marketing and Distribution	692
Custodian Fees	34
Auditing Fees	23
Shareholders’ Reports	12
Trustees’ Fees and Expenses	3
Total Expenses	4,117
Expense Reduction—Note B	(1,118)
Net Expenses	2,999
Net Investment Income	377
Realized Net Gain (Loss) on Investment Securities Sold	—
Net Increase (Decrease) in Net Assets Resulting from Operations	377

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	377	907
Realized Net Gain (Loss)	—	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	377	906
Distributions
Net Investment Income	(377)	(907)
Realized Capital Gain	—	—
Total Distributions	(377)	(907)
Capital Share Transactions (at $1.00 per share)
Issued	1,605,605	1,470,519
Issued in Lieu of Cash Distributions	369	886
Redeemed	(1,760,374)	(1,679,940)
Net Increase (Decrease) from Capital Share Transactions	(154,400)	(208,535)
Total Increase (Decrease)	(154,400)	(208,536)
Net Assets
Beginning of Period	2,637,743	2,846,279
End of Period	2,483,343	2,637,743

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0003	.001	.001	.004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0003	.001	.001	.004
Distributions
Dividends from Net Investment Income	(.0001)	(.0003)	(.001)	(.001)	(.004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.0003)	(.001)	(.001)	(.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.03%	0.06%	0.10%	0.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,483	$2,638	$2,846	$3,295	$3,917
Ratio of Expenses to Average Net Assets	0.12%[2]	0.15%[2]	0.16%[2]	0.17%	0.17%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.03%	0.06%	0.10%	0.37%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2013, 0.16% for 2012 and 0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2013, the fund had contributed capital of $284,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2013, Vanguard’s expenses were reduced by $1,118,000 (an effective annual rate of 0.04% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Tax-Exempt Money Market Fund

At November 30, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to November 30, 2013, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2013

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.09%	3.17%

Financial Attributes
		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	595	6,054	46,517
Yield to Maturity
(before expenses)	3.3%	2.9%	3.1%
Average Coupon	4.8%	4.9%	4.9%
Average Duration	7.4 years	8.4 years	8.4 years
Average Effective
Maturity	7.0 years	6.3 years	7.1 years
Short-Term
Reserves	2.7%	—	—

Volatility Measures
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.11	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	8.9%
1 - 3 Years	8.7
3 - 5 Years	13.7
5 - 10 Years	61.3
10 - 20 Years	2.4
20 - 30 Years	3.8
Over 30 Years	1.2

Distribution by Credit Quality (% of portfolio)
AAA	20.6%
AA	47.1
A	27.2
BBB	4.6
BB	0.1
B	0.3
Not Rated	0.1

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2013, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2003, Through November 30, 2013
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2013
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Investor Shares	-4.38%	5.75%	3.83%	$14,569
Barclays NY Municipal Bond Index	-3.06	6.14	4.35	15,303
New York Municipal Debt Funds
Average	-6.39	6.11	3.44	14,019
Barclays Municipal Bond Index	-3.51	6.26	4.40	15,385

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	-4.31%	5.83%	3.91%	$73,385
Barclays NY Municipal Bond Index	-3.06	6.14	4.35	76,514
Barclays Municipal Bond Index	-3.51	6.26	4.40	76,924

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2003, Through November 30, 2013
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2004	4.29%	-0.81%	3.48%	3.84%
2005	4.27	-1.24	3.03	3.59
2006	4.51	2.17	6.68	6.02
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	-2.89%	5.45%	4.10%	-0.26%	3.84%
Admiral Shares	5/14/2001	-2.82	5.53	4.17	-0.26	3.91

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (98.6%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/25	325	364
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/22	1,225	1,358
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	5,222
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
North Project)	5.375%	5/1/29 (12)	3,455	3,662
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
North Project)	5.500%	5/1/32 (12)	2,550	2,704
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
South Project)	5.375%	5/1/29 (12)	4,395	4,658
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
South Project)	5.500%	5/1/32 (12)	1,500	1,591
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany Foundation
Student Housing Corp. - Empire Commons
West Project)	5.375%	5/1/29 (12)	3,415	3,620
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/40 (4)	2,500	2,524
Amherst NY Development Corp. Student Housing
Facility Revenue	5.000%	10/1/45	3,800	3,817
Battery Park City NY Authority Revenue	5.000%	11/1/31	2,500	2,742
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,709
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,275	9,734
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,000	5,251

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	9,485
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	765	768
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,034
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,027
Erie County NY GO	5.000%	4/1/19	1,415	1,629
Erie County NY GO	5.000%	4/1/20	1,540	1,767
Erie County NY GO	5.000%	4/1/21	1,645	1,875
Erie County NY GO	5.000%	4/1/22	1,630	1,862
Erie County NY GO	5.000%	4/1/23	1,000	1,125
Erie County NY GO	5.000%	4/1/24	750	832
Erie County NY GO	5.000%	4/1/25	560	616
Erie County NY GO	5.000%	4/1/26	700	765
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,510	3,593
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,118
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,606
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,394
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	6,673
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,129
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/26	2,115	2,336
Freeport NY GO	5.000%	1/15/21	2,175	2,513
Freeport NY GO	5.000%	1/15/22	2,265	2,608
Freeport NY GO	5.000%	1/15/23	2,335	2,651
Freeport NY GO	5.000%	1/15/24	2,540	2,847
Hempstead NY GO	5.000%	1/15/14	1,740	1,751
Hempstead NY GO	3.000%	4/15/14	5,155	5,212
Hempstead NY GO	5.000%	1/15/15	1,000	1,055
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/38	2,000	2,018
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	4,580	4,590
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/20	950	1,101
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,405
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,708
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,370

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,365	2,381
Hudson Yards Infrastructure Corp.
New York Revenue	4.500%	2/15/47 (14)	9,000	8,414
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	10,000	9,990
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	12,100	12,088
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	5,000	5,121
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	19,000	20,272
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/17 (3)	120	133
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/17	100	111
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19	15,000	17,181
Long Island NY Power Authority
Electric System Revenue	5.250%	12/1/20 (14)	7,500	8,146
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/21	2,000	2,228
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/23 (14)	4,830	5,195
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/24 (4)	19,830	13,556
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/27 (4)	15,905	9,065
Long Island NY Power Authority
Electric System Revenue	6.250%	4/1/33	2,000	2,264
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/37	7,325	7,423
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/38	1,000	1,010
Monroe County NY Industrial Development
Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/21	3,815	4,413
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	5,000	5,345
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,010
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,373
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,999
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,554
Monroe County NY Industrial Development Corp.
Revenue (Rochester General Hospital)	5.000%	12/1/42	1,850	1,792
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,237

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp.
Revenue (University of Rochester)	5.000%	7/1/43	3,585	3,726
Nassau County NY GO	5.000%	10/1/20	9,025	10,360
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	4,871
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,425
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	5,851
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	1,986
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	950
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/27	4,000	4,060
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/37	8,190	7,925
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/42	3,000	2,872
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,303
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	9,000	6,555
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance Program)
VRDO	0.150%	12/6/13 LOC	4,020	4,020
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,420
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,764
New York City NY GO	5.000%	9/1/17	3,955	4,268
1 New York City NY GO	0.430%	8/1/21	4,650	4,651
1 New York City NY GO	0.520%	8/1/21	6,325	6,320
New York City NY GO	5.000%	8/1/21	1,000	1,085
New York City NY GO	5.000%	8/1/21	2,000	2,267
New York City NY GO	5.250%	9/1/21	8,100	9,300
New York City NY GO	5.000%	8/1/22	10,000	11,010
New York City NY GO	5.000%	8/1/22	4,250	4,844
New York City NY GO	5.000%	8/1/22	4,000	4,555
New York City NY GO	5.250%	8/15/22	10,000	11,439
New York City NY GO	5.250%	9/1/22	17,000	19,460
New York City NY GO	5.000%	10/1/22	2,985	3,379
New York City NY GO	5.000%	8/1/23	5,000	5,772
New York City NY GO	5.000%	11/1/23	3,165	3,272
New York City NY GO	5.000%	4/1/24	15,000	17,024
New York City NY GO	5.000%	8/1/24	15,000	17,251
New York City NY GO	5.250%	8/15/24	15,000	17,078
New York City NY GO	5.000%	1/1/25	10,000	11,146
1 New York City NY GO	0.600%	8/1/25	5,500	5,502

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/25	1,630	1,830
New York City NY GO	5.000%	8/1/25	2,010	2,150
New York City NY GO	5.000%	10/1/25	10,000	11,272
New York City NY GO	5.000%	1/1/26	1,360	1,516
New York City NY GO	5.000%	8/1/26	1,575	1,743
New York City NY GO	5.000%	8/15/26	14,500	16,181
New York City NY GO	5.250%	8/15/26	5,100	5,802
New York City NY GO	5.000%	10/1/26	1,515	1,679
New York City NY GO	5.000%	8/1/27	1,295	1,415
New York City NY GO	5.000%	5/15/28	4,500	4,923
New York City NY GO	5.000%	8/1/28	7,000	7,665
New York City NY GO	5.000%	8/1/28	1,915	2,059
New York City NY GO	6.250%	10/15/28	1,035	1,207
New York City NY GO	5.625%	4/1/29	3,000	3,396
New York City NY GO	5.000%	8/1/29	2,500	2,686
New York City NY GO	5.000%	8/1/30	6,220	6,699
New York City NY GO	5.000%	8/1/30	2,185	2,335
New York City NY GO	5.000%	3/1/31	6,000	6,406
New York City NY GO	5.450%	4/1/31	8,500	9,369
New York City NY GO	5.000%	8/1/31	3,000	3,189
New York City NY GO	5.000%	8/1/32	2,985	3,152
New York City NY GO	5.000%	10/1/33	6,500	6,851
New York City NY GO	5.000%	10/1/34	2,000	2,099
New York City NY GO	5.000%	8/1/35	3,500	3,663
New York City NY GO	5.375%	4/1/36	4,000	4,413
New York City NY GO	5.000%	10/1/36	3,000	3,116
New York City NY GO	5.000%	3/1/37	4,520	4,707
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,241
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,432
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	2,918
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,264
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,305
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,580
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,500	2,675
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,195	3,225
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,610
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,607
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.200%	11/1/45	3,065	3,102
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,404
New York City NY Industrial Development Agency
Civic Facility Revenue (Civil Liberties Union)
VRDO	0.050%	12/2/13 LOC	13,980	13,980

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Industrial Development Agency
Civic Facility Revenue (MSMC Realty Corp.
Project) VRDO	0.040%	12/6/13 LOC	2,255	2,255
New York City NY Industrial Development Agency
Civic Facility Revenue (United Jewish Appeal-
Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,073
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.125%	1/1/29 (12)	1,750	1,907
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	5.000%	1/1/31 (2)	3,140	2,816
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball Stadium
Project)	6.375%	1/1/39 (12)	4,000	4,333
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	3,502
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,379
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	9,670	9,694
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	9,128
New York City NY Industrial Development Agency
Special Facility Revenue (New York Stock
Exchange Project)	5.000%	5/1/29	2,020	2,123
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	240	246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,004
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,746
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,535	8,052
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,157
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,216
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,594
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,118
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	16,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,369
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	10,583
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	760	773

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,357
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,176
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	7,871
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	19,716
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,166
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,297
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,106
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	16,860	17,804
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,230
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,123
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,130
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,134
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	20,000	20,468
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	12/2/13	3,415	3,415
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	12/2/13	1,500	1,500
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,339
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	12,482
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	13,960
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,631
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (4)	7,000	7,189
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,425
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,869
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,699
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,692
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,783
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,057

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,407
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	534
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,687
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	531
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,234
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,462
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	6,425	6,793
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,640
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	10,368
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,432
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,617
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,356
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,015
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	5,781
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,804
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,413
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,193
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,179
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	12,965	14,360
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,198
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,498
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,632
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,456
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,133
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,127

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	5,000	5,393
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	3,814
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	7,832
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,343
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,345
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	7,915
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	10,619
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,285
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	5,000	5,253
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,094
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	4,135	4,353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	5,000	5,235
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.120%	12/2/13	1,930	1,930
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.050%	12/2/13	10,795	10,795
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.050%	12/2/13	20,505	20,505
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.050%	12/2/13 LOC	5,330	5,330
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,617
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,169
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,235
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,188
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,132
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,197
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,363
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/42	1,500	1,546
New York GO	5.000%	2/15/39	9,500	10,152
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,835	7,122
New York Liberty Development Corp. Revenue	5.000%	12/15/41	11,750	12,039
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	14,398
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,047

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,262
New York Liberty Development Corp. Revenue	5.000%	11/15/44	26,910	26,979
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,240
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,396
New York Liberty Development Corp. Revenue	6.375%	7/15/49	16,725	17,645
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	18,116
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,383
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,346
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	4,860
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	4,756
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	54,000	56,513
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	1,510	1,614
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	9,345
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,963
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,537
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,892
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,096
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,090
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,519
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	10,835
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,236
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,353
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,295
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,685
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,374
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,234
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	3,500	3,723
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,070
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,837
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,062
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	3,838

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,214
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,549
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,120
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	3,604
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	7,090	7,197
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	15,000	15,226
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,033
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	10,281
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,022
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	9,000	9,064
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,468
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,344
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,353
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,539
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	11,744
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,275
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,600
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,345
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	10,122
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	42,301
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	13,080	13,476
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	2,995
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,188
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,566
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,709
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,781
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,505	4,907
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,359

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,097
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,284
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,064
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,056
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	11,422
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	7,760	8,050
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22	2,985	3,336
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/23	1,630	1,796
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/24	2,290	2,480
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,727
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,269
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,040
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,028
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	686
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	4,525	5,436
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,182
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,037
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,184
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,286
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	16,924
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,424
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,596
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.060%	12/6/13	5,190	5,190
New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/14	160	162
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	260
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	377
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	332
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	362

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	280
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	445
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	332
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	554
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,029
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	340
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	575
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,242
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	270
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	230
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,189
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,407
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,533
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,330
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,693
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,457
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,035
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (14)	6,575	6,883
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	539
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	770
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	668
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,021
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	502
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,888
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,926
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,600
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,157

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,130
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,178
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,241
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,461
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,068
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,069
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,147
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,397
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,402
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	16,429
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	10,413
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	13,435
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	9,000	9,354
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,877
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,226
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,133
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,254
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,650
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,485
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,062
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,640
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,847

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,099
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,035
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	3,983
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,485
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,000	1,020
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,480
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	600	582
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/38	500	470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,418
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,875
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,482
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,381
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,442
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,102
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,730
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,300
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,015
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,479
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	7,943
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,321
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	18,984
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	6,000	6,212
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,307
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	655
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,923

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	853
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,123
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,506
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	781
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,273
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,057
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,897
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	2,941
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/37	965	1,029
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	9,595
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,732
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	4,894
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,451
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,350
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,160
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,533
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,645
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,173
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,091
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	9,284
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	10,000	10,015
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,752
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,693
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	2,040
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,593
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	8,886
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,477
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,842

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,031
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,185
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,813
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,230
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,575	5,939
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/22	1,000	1,107
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,715
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.050%	12/2/13 LOC	5,200	5,200
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.050%	12/2/13 LOC	3,585	3,585
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,547
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,482
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,787
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,496
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	3,000	3,195
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,254
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	4,500	4,666
New York State Energy Research & Development
Authority Pollution Control Revenue (Rochester
Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,414
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,202
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	8/15/14	5,780	5,980
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	8/15/15	1,400	1,485
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	4,950	5,579
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	4,540	4,842
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	5,775	6,616
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,261

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/30	3,000	3,304
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	6,420
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,153
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,451
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	5,000	5,087
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	6,000	6,104
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,579
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,129
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,213
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,220
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,254
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,410
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,324
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,640
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,238
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	3,950
New York State GO	5.000%	3/1/28	14,550	16,323
New York State Housing Finance Agency Housing
Revenue	3.750%	11/1/37	1,555	1,320
New York State Housing Finance Agency Housing
Revenue	3.850%	11/1/42	1,405	1,178
New York State Housing Finance Agency Revenue
(Personal Income Tax)	5.000%	3/15/38	15,245	15,835
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,245
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	3,000	3,079
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	1,840	1,912
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,054
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,787

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,160
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,675
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,215
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	8,909
New York State Thruway Authority Revenue	5.000%	1/1/32 (4)	1,275	1,326
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	13,365
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	9,947
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	26,505
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	11,324
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,029
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,187
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,665
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,174
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,159
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,138
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	6,418
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,250	4,511
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,830
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,579
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,100	2,329
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	2,934
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,619
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,609
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	1,500	1,600
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,165
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,343
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	9,712
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	4,000	4,406
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,200
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,183
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	10,314

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,539
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,335
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,085	1,119
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,783
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,501
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	335
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,782
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	973
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,658
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,069
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/32	1,265	1,345
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/38	6,000	6,235
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/23	4,500	5,302
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,969
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	6,821
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,252
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,752
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,320
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	6,600	6,896
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,089
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	1,480	1,541
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	12,500	12,877
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	3,000	3,112
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,276
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,300
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	7,482
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	10/1/16	3,510	3,890
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/23	345	393

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/24	300	338
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	4,495	4,541
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	10,953
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of Technology
Project)	5.250%	3/1/19	500	516
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of Technology
Project)	5.250%	3/1/20	1,000	1,027
Suffolk County NY Industrial Development Agency
Civic Facility Revenue (Institute of Technology
Project)	5.000%	3/1/26	2,000	2,016
Suffolk County NY Judicial Facilities Agency Lease
Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,500	7,370
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	2,600	2,538
Tobacco Settlement Asset Securitization Corp. Inc.
New York	5.000%	6/1/34	3,100	2,329
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,730
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	4,000	4,621
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,554
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,249
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,223
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	15,000	16,584
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	5,000	5,484
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,722
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,844
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	7,485
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,611
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	13,712
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	26,119
2 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	12/6/13	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	12/2/13 LOC	2,030	2,030
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,551
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,696

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,778
Westchester County NY GO	4.000%	6/1/14	9,375	9,558
Westchester County NY GO	5.000%	7/1/14	8,930	9,185
Westchester County NY GO	4.000%	6/1/15	9,760	10,311
Westchester County NY GO	5.000%	7/1/15	9,380	10,086
Westchester County NY GO	5.000%	7/1/16	9,850	11,005
Westchester County NY GO	5.000%	7/1/17	10,340	11,921
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,794
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,256
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,350
Westchester County NY Local Development Corp.
Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,407
Yonkers NY GO	5.000%	10/1/20	1,000	1,132
				3,046,323
Guam (0.3%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	9,500	9,215

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	2,000	2,085
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,117
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	4,732
				7,934
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000	8/1/26 (ETM)	860	1,060
Total Tax-Exempt Municipal Bonds (Cost $3,004,345)				3,064,532
Other Assets and Liabilities (0.8%)
Other Assets				45,295
Liabilities				(21,478)
				23,817
Net Assets (100%)				3,088,349

New York Long-Term Tax-Exempt Fund

At November 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,059,787
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(31,625)
Unrealized Appreciation (Depreciation)	60,187
Net Assets	3,088,349

Investor Shares—Net Assets
Applicable to 35,200,539 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	390,910
Net Asset Value Per Share—Investor Shares	$11.11

Admiral Shares—Net Assets
Applicable to 242,897,871 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,697,439
Net Asset Value Per Share—Admiral Shares	$11.11

See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $10,845,000, representing 0.4% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2013
($000)
Investment Income
Income
Interest	120,105
Total Income	120,105
Expenses
The Vanguard Group—Note B
Investment Advisory Services	251
Management and Administrative—Investor Shares	744
Management and Administrative—Admiral Shares	2,585
Marketing and Distribution—Investor Shares	120
Marketing and Distribution—Admiral Shares	512
Custodian Fees	42
Auditing Fees	29
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	4
Total Expenses	4,307
Net Investment Income	115,798
Realized Net Gain (Loss)
Investment Securities Sold	19,765
Futures Contracts	(871)
Options on Futures Contracts	(16)
Realized Net Gain (Loss)	18,878
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(289,451)
Futures Contracts	10
Change in Unrealized Appreciation (Depreciation)	(289,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,765)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,798	116,049
Realized Net Gain (Loss)	18,878	9,627
Change in Unrealized Appreciation (Depreciation)	(289,441)	212,278
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,765)	337,954
Distributions
Net Investment Income
Investor Shares	(15,926)	(18,082)
Admiral Shares	(99,872)	(97,967)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(115,798)	(116,049)
Capital Share Transactions
Investor Shares	(97,681)	(5,503)
Admiral Shares	(40,968)	255,682
Net Increase (Decrease) from Capital Share Transactions	(138,649)	250,179
Total Increase (Decrease)	(409,212)	472,084
Net Assets
Beginning of Period	3,497,561	3,025,477
End of Period	3,088,349	3,497,561

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.03	$11.24	$11.04	$11.01	$10.13
Investment Operations
Net Investment Income	.397	.405	.420	.429	.442
Net Realized and Unrealized Gain (Loss)
on Investments	(.920)	.790	.200	.032	.880
Total from Investment Operations	(.523)	1.195	.620	.461	1.322
Distributions
Dividends from Net Investment Income	(.397)	(.405)	(.420)	(.429)	(.442)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.397)	(.405)	(.420)	(.429)	(.442)
Net Asset Value, End of Period	$11.11	$12.03	$11.24	$11.04	$11.01

Total Return[1]	-4.38%	10.80%	5.77%	4.20%	13.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$391	$528	$498	$596	$732
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.47%	3.48%	3.82%	3.84%	4.13%
Portfolio Turnover Rate	23%	16%	22%	29%	29%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.03	$11.24	$11.04	$11.01	$10.13
Investment Operations
Net Investment Income	.406	.414	.428	.438	.451
Net Realized and Unrealized Gain (Loss)
on Investments	(.920)	.790	.200	.032	.880
Total from Investment Operations	(.514)	1.204	.628	.470	1.331
Distributions
Dividends from Net Investment Income	(.406)	(.414)	(.428)	(.438)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.406)	(.414)	(.428)	(.438)	(.451)
Net Asset Value, End of Period	$11.11	$12.03	$11.24	$11.04	$11.01

Total Return	-4.31%	10.89%	5.85%	4.28%	13.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,697	$2,970	$2,527	$2,448	$2,253
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.55%	3.56%	3.90%	3.92%	4.21%
Portfolio Turnover Rate	23%	16%	22%	29%	29%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund may use futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2013, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at November 30, 2013.

New York Long-Term Tax-Exempt Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the year ended November 30, 2013, the fund’s average value of options purchased and options written represented less than 1% and 0% of net assets, respectively, based on quarterly average market values. The fund had no open options on futures contracts at November 30, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2013, the fund had contributed capital of $355,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Long-Term Tax-Exempt Fund

At November 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $18,864,000 to offset taxable capital gains realized during the year ended November 30, 2013. At November 30, 2013, the fund had available capital losses totaling $31,057,000 to offset future net capital gains of $23,603,000 through November 30, 2017, and $7,454,000 through November 30, 2019.

At November 30, 2013, the cost of investment securities for tax purposes was $3,004,913,000. Net unrealized appreciation of investment securities for tax purposes was $59,619,000, consisting of unrealized gains of $105,933,000 on securities that had risen in value since their purchase and $46,314,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2013, the fund purchased $723,206,000 of investment securities and sold $730,247,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	94,737	8,173	126,793	10,892
Issued in Lieu of Cash Distributions	12,478	1,091	14,205	1,216
Redeemed	(204,896)	(17,925)	(146,501)	(12,578)
Net Increase (Decrease)—Investor Shares	(97,681)	(8,661)	(5,503)	(470)
Admiral Shares
Issued	521,392	45,376	483,018	41,444
Issued in Lieu of Cash Distributions	71,456	6,259	71,043	6,077
Redeemed	(633,816)	(55,535)	(298,379)	(25,563)
Net Increase (Decrease) —Admiral Shares	(40,968)	(3,900)	255,682	21,958

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2013, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New York Tax-Free Funds and the Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting separate portfolios of Vanguard New York Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 15, 2014

Special 2013 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2013, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2013	11/30/2013	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.45
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$973.61	$0.99
Admiral Shares	1,000.00	974.00	0.59
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.62	$0.46
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.09%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
Independent Trustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q760 012014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2013: $52,000
Fiscal Year Ended November 30, 2012: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2013: $5,714,113
Fiscal Year Ended November 30, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended November 30, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2013: $1,552,950
Fiscal Year Ended November 30, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended November 30, 2013: $110,000
Fiscal Year Ended November 30, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended November 30, 2012.

(d) All Other Fees.

Fiscal Year Ended November 30, 2013: $132,000
Fiscal Year Ended November 30, 2012: $16,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2013: $242,000
Fiscal Year Ended November 30, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.